Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2020
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net Interest Income [text block table]

Net interest income

in € m.	2020	2019	2018
Interest and similar income:[1]
Interest income on cash and central bank balances	321	1,762	1,860
Interest income on interbank balances (w/o central banks)	325	293	223
Central bank funds sold and securities purchased under resale agreements	318	340	221
Loans	11,586	13,760	12,992
Other	913	844	475
Total Interest and similar income from assets measured at amortized cost	13,463	16,999	15,771
Interest income on financial assets at fair value through other comprehensive income	635	1,023	1,014
Total interest and similar income calculated using the effective interest method	14,097	18,022	16,785
Financial assets at fair value through profit or loss	3,856	7,186	7,933
Total interest and similar income	17,954	25,208	24,718
Interest expense:[1,2]
Interest-bearing deposits	2,065	3,643	3,122
Central bank funds purchased and securities sold under repurchase agreements	169	367	379
Other short-term borrowings	62	163	139
Long-term debt	1,612	2,002	1,981
Trust preferred securities	42	187	234
Other	807	1,667	1,679
Total interest expense measured at amortized cost	4,758	8,030	7,534
Financial liabilities at fair value through profit or loss	1,648	3,429	3,868
Total interest expense	6,405	11,458	11,402
Net interest income	11,548	13,749	13,316

[1]Prior period comparatives for gross interest income and gross interest expense have been restated. The restatements did not affect net interest income. € 59 million and € 75 million for year ended December 31, 2019 and December 31, 2018 were restated.

[2]€ 124 million was reclassified from trading Income to interest expense for year ended December 31, 2018.

Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]

Net gains (losses) on financial assets/liabilities at fair value through profit or loss

in € m.	2020	2019	2018
Trading income (loss):
Sales & Trading (Equity)[1,2]	(409)	87	369
Sales & Trading (FIC)[1]	3,457	2,563	2,712
Total Sales & Trading	3,049	2,650	3,081
Other trading income (loss)[1]	(952)	(2,453)	(3,154)
Total trading income (loss)[2]	2,097	197	(72)
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:
Breakdown by financial assets category:
Debt Securities[3]	5	72	(77)
Equity Securities[3]	114	271	159
Loans and loan commitments	(38)	28	77
Deposits	(9)	(19)	27
Others non-trading financial assets mandatory at fair value through profit and loss	203	25	26
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:	276	377	212
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss:
Breakdown by financial asset/liability category:
Loans and loan commitments	15	(9)	7
Deposits	(1)	(0)	19
Long-term debt	(71)	(386)	1,118
Other financial assets/liabilities designated at fair value through profit or loss	16	15	(75)
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(40)	(381)	1,069
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss[2]	2,332	193	1,209

[1] Prior year figures are presented in the current structure.

[2] € 124 million was reclassified from trading income to net interest income for year ended December 31, 2018.

[3] Prior year number revised.

Combined Net Interest and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]

Combined net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss

in € m.	2020	2019	2018
Net interest income[1]	11,548	13,749	13,316
Trading income (loss)[1,2]	2,097	197	(72)
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	276	377	212
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(40)	(381)	1,069
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,332	193	1,209
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss[3]	13,880	13,942	14,524
Commercial Banking	1,107	1,089	1,034
Global Transaction Banking	1,828	1,620	1,527
Corporate Bank	2,935	2,709	2,562
FIC Sales & Trading	6,991	5,696	5,251
Remaining Products	205	(252)	23
Investment Bank	7,196	5,444	5,273
Private Bank	4,623	4,946	5,017
Asset Management	(98)	87	(88)
Capital Release Unit	(33)	155	1,442
Corporate & Other	(742)	602	318
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	13,880	13,942	14,524

[1]€ 124 million was reclassified from trading income to net interest income for year ended December 31, 2018.

[2]Trading income includes gains and losses from derivatives not qualifying for hedge accounting.

[3]Prior year segmental information presented in the current structure.